Financial Instruments	6 Months Ended
Jun. 30, 2022
Financial Instruments
Financial Instruments
Note 14: Financial instruments

The Company’s financial instruments as at June 30, 2022 consisted of cash, accounts receivable, deposits, and accounts payable and accrued liabilities. The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

(a) Financial assets and liabilities by categories

	At June 30, 2022			At December 31, 2021
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$12,361	$-	$12,361	$3,259	$-	$3,259
Marketable securities	-	439	439	-	605	605
Deposits	25	-	25	243	-	243
Accounts receivable	358	-	358	372	-	372
Total financial assets	12,744	439	13,183	3,874	605	4,479
Accounts payable and accrued liabilities	1,894	-	1,894	1,888	-	1,888
Total financial liabilities	$1,894	$-	$1,894	$1,888	$-	$1,888

(b) Financial assets and liabilities measured at fair value

The categories of the fair value hierarchy that reflect the significance of inputs used in making fair value measurements are as follows:

Level 1 – fair values based on unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – fair values based on inputs that are observable for the asset or liability, either directly or indirectly; and

Level 3 – fair values based on inputs for the asset or liability that are not based on observable market data.

The Company’s policy to determine when a transfer occurs between levels is to assess the impact at the date of the event or the change in circumstances that could result in a transfer. No transfers occurred between the levels during the period.

The Company’s financial instruments measured at fair value on a recurring basis were as follows:

	At June 30, 2022		At December 31, 2021
	Level 1	Level 2	Level 1	Level 2(1)
Marketable securities	439	-	282	323

(1) Marketable securities included in level 2 as at December 31, 2021 include warrants that are valued using an option pricing model which utilizes a combination of quoted prices and market-derived inputs, including volatility estimates.

During the three and six months ended June 30, 2022, there were no financial assets or financial liabilities transferred, measured, and recognized in the condensed interim consolidated statements of financial position at fair value that would be categorized as level 3 in the fair value hierarchy.

(c) Financial instruments and related risks

The Company’s financial instruments are exposed to liquidity risk, and market risks, which include currency risk and price risk. As at June 30, 2022, the primary risks were as follows:

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company proactively manages its capital resources and has in place a budgeting and cash management process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its current exploration plans and achieve its growth objectives. The Company ensures that there is sufficient liquidity available to meet its short-term business requirements, taking into account its anticipated cash outflows from exploration activities, and its holdings of cash and marketable securities. The Company monitors and adjusts, when required, these exploration programs as well as corporate administrative costs to ensure that adequate levels of working capital are maintained.

As at June 30, 2022, the Company had unrestricted cash of $12,361 (December 31, 2021 – $3,259), working capital surplus of $9,696 (December 31, 2021 – working capital deficit of $428), which the Company defines as current assets less current liabilities, and an accumulated deficit of $116,690 (December 31, 2021 – $156,749). The Company notes that the flow-through share premium liability, which reduced the Company’s working capital by $1,710 (December 31, 2021 – $3,124), is not settled through cash payment. Instead, the flow-through share premium liability will be drawn down as the Company incurs exploration expenditures for the Eau Claire project. During the three and six months ended June 30, 2022, Fury Gold recognized net loss and net earnings of $5,577 and $40,059, respectively, (three and six months ended June 30, 2021 – net losses of $4,060 and $8,985) primarily arising from the sale of Homestake Resources (note 3). The Company expects to incur future operating losses in relation to exploration activities. With no source of operating cash flow, there is no assurance that sufficient funding will be available to conduct further exploration and development of its mineral properties.

The Company’s contractual obligations are as follows:

	Within 1 year	2 to 3 years	Over 3 years	At June 30 2022	At December 31 2021
Accounts payable and accrued liabilities	$1,894	$-	$-	$1,894	$1,888
Quebec flow-through expenditure requirements	3,992	-	-	3,992	7,290
Undiscounted lease payments	249	346	-	595	622
Total	$6,135	$346	$-	$6,481	$9,800

The Company entered into a drilling contract in November 2020, for which the Company has committed to drill a total of 50,000 metres. As at June 30, 2022, the company remains obligated to drill a further 9,000 metres in Quebec. The expenditures for the remaining drilling metres will be applied against the flow-through expenditure requirements included in the table above.

The Company also makes certain payments arising on mineral claims and leases on an annual or bi-annual basis to ensure all the Company’s properties remain in good standing. Cash payments of $49 and $71 were made during the three and six months ended June 30, 2022 (three and six months ended June 30, 2021 - $nil and $266), in respect of these mineral claims, with $100 recognized in prepaid expenses as at June 30, 2022 (June 30, 2021 – $214).

Market risk

This is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Significant market risks to which the Company is exposed are as follows:

i. Currency risk

The Company is exposed to currency risk by having balances and transactions in currencies that are different from its functional currency (the Canadian dollar). The Company’s foreign currency exposure related to its financial assets and liabilities held in US dollars was as follows:

	At June 30 2022	At December 31 2021
Financial assets
US$ bank accounts	$10	$569
Financial liabilities
Accounts payable	(34)	(160)
	$(24)	$409

A 10% increase or decrease in the US dollar to Canadian dollar exchange rate would not have a material impact on the Company’s net loss.

ii. Price risk

The Company holds certain investments in marketable securities (note 4) which are measured at fair value, being the closing share price of each equity security at the date of the condensed interim consolidated statements of financial position. The Company is exposed to changes in share prices which would result in gains and losses being recognized in the earnings for the period. A 10% increase or decrease in the Company’s marketable securities’ share prices would not have a material impact on the Company’s net income.